Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Summary of significant subsidiaries
The following table shows BCE’s significant subsidiaries at December 31, 2019. BCE has other subsidiaries which have not been included in the table as each represents less than 10% individually and less than 20% in aggregate of total consolidated revenues.
All of these significant subsidiaries are incorporated in Canada and provide services to each other in the normal course of operations. The value of these transactions is eliminated on consolidation.

	OWNERSHIP PERCENTAGE
SUBSIDIARY	2019	2018
Bell Canada	100%	100%
Bell Mobility	100%	100%
Bell Media	100%	100%
The following tables show summarized financial information for our subsidiary with significant non-controlling interest (NCI).
Summarized statements of financial position

	CTV SPECIALTY(1) (2)
FOR THE YEAR ENDED DECEMBER 31	2019	2018
Current assets	314	337
Non-current assets	994	993
Total assets	1,308	1,330
Current liabilities	151	142
Non-current liabilities	192	201
Total liabilities	343	343
Total equity attributable to BCE shareholders	671	685
NCI	294	302

(1)	At December 31, 2019 and 2018, the ownership interest held by NCI in CTV Specialty Television Inc. (CTV Specialty) was 29.9%. CTV Specialty was incorporated and operated in Canada as at such dates.

(2)	CTV Specialty's net assets at December 31, 2019 and 2018 include $8 million and $10 million, respectively, directly attributable to NCI.

Selected income and cash flow information

	CTV SPECIALTY(1)
FOR THE YEAR ENDED DECEMBER 31	2019	2018
Operating revenues	878	857
Net earnings	193	131
Net earnings attributable to NCI	61	42
Total comprehensive income	181	149
Total comprehensive income attributable to NCI	58	47
Cash dividends paid to NCI	65	16

(1)	CTV Specialty's net earnings and total comprehensive income include $5 million directly attributable to NCI for 2019 and $4 million for 2018.

Compensation of Key Management Personnel
The following table includes compensation of key management personnel and the board of directors for the years ended December 31, 2019 and 2018 included in our income statements. Key management personnel included the company’s Chief Executive Officer, Chief Operating Officer, Group President and the executives who reported directly to them.

FOR THE YEAR ENDED DECEMBER 31	2019	2018
Wages, salaries, fees and related taxes and benefits	(24)	(27)
Post-employment benefit plans and OPEBs cost	(3)	(4)
Share-based compensation	(29)	(23)
Key management personnel and board of directors compensation expense	(56)	(54)